STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - D Boral A R C Merger Corporation [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total Stockholders Equity
Balance – December 31, 2025 at Dec. 31, 2025		$ 100	$ (590)	$ (100)	$ (590)
Ending balance, shares at Dec. 31, 2025	100
Balance – December 19, 2025 at Dec. 18, 2025
Beginning balance, shares at Dec. 18, 2025
Common stock issued to initial shareholder for subscription fee		100		(100)
Common stock issued to initial shareholder for subscription fee, shares	100
Net loss			(590)		(590)
Balance – December 31, 2025 at Dec. 31, 2025		$ 100	$ (590)	$ (100)	$ (590)
Ending balance, shares at Dec. 31, 2025	100